Allianz Life Insurance Company of North America

Stewart Gregg
Senior Securities Counsel
Corporate Legal
5701 Golden Hills Drive
Minneapolis, MN  55416-1297
Telephone:  763-765-2913
Telefax:       763-765-6355
stewart_gregg@allianzlife.com
 www.allianzlife.com

April 6, 2010

Ms. Sally Samuel
Office of Insurance Products
Securities and Exchange Commission
100 F Street, NE
Washington, DC    20549-4644

Re:           Allianz Life Insurance Company of North America
Allianz Life Variable Account B
Post Effective Amendment No. 19 to Registration Statement Nos. 333-139701 and 811-05618

Allianz Life Insurance Company of New York
Allianz Life Variable Account C
Post Effective Amendment No. 15 to Registration Statement Nos. 333-143195 and 811-05716

Dear Ms. Samuel:

We received oral comments from you on March 26, 2010 with respect to our Post Effective Amendments to the above-referenced Registration Statements. All page numbers in the comments refer to the redlined courtesy copies sent to you and our responses apply to both of these filings unless otherwise indicated.

1.      The Inside Front Cover (Vision prospectus pages 3-4, Vision NY prospectus pages 2-3)

Comments:

(a).	All information on older benefits should appear in the appendices to the prospectus, not in the body of the prospectus.

(b).	For the Investment Protector (08.09) and Income Protector (08.09) please indicate the period these benefits were available.

(c).	Please explain what is meant by the Note at the bottom of the Vision prospectus page 4.

Responses:

(a).	We moved all information on older benefits that are no longer available to the appendices.

(b).	We added text indicating when each of the benefits that are no longer available were for sale.

AZL-Vis- (5.10)-1

The following is text we added to the Vision prospectus:

The appendices to this prospectus include information on the features and charges for the following optional benefits that are no longer offered for sale. Appendix E discusses the Target Date Retirement Benefit that was available from March 17, 2008 through January 25, 2009 and the Target Date 10 Benefit that was available from January 26, 2009 through March 31, 2009. Appendix F discusses the Lifetime Plus Benefit that was available from May 1, 2007 through January 25, 2009; the Lifetime Plus II Benefit that was available from November 12, 2007 through March 31, 2009; and the Lifetime Plus 10 Benefit that was available from July 17, 2008 through March 31, 2009. Appendix G discusses the Quarterly Value Death Benefit that was available from May 1, 2007 through April 30, 2010. Appendix H discusses the Investment Protector (08.09) and the Income Protector (08.09) that were available from July 22, 2009 through April 30, 2010.

The following is text we added to the Vision NY prospectus:

The appendices to this prospectus include information on the features and charges for the following optional benefits that are no longer offered for sale. Appendix E discusses the Target Date Retirement Benefit that was available from August 31, 2007 through January 25, 2009 and the Target Date 10 Benefit that was available from January 26, 2009 through March 31, 2009. Appendix F discusses the Lifetime Plus Benefit that was available from August 31, 2007 through March 31, 2009, and the Lifetime Plus 8 Benefit that was available from August 7, 2008 through March 31, 2009. Appendix G discusses the Quarterly Value Death Benefit that was available from August 31, 2007 through March 7, 2010. Appendix H discusses the Investment Protector (08.09) and the Income Protector (08.09) that were available from July 22, 2009 through April 30, 2010.

(c).
In Massachusetts, Owners can only select the Investment Protector at issue. Additional Purchase Payments are only allowed during the first three Contract Years after the Investment Protector is added to a Contract. The combination of these restrictions causes Massachusetts Contracts with the Investment Protector to change from flexible purchase payment variable deferred annuity contracts to limited purchase payment variable deferred annuity contracts. This change was requested by insurance regulators in Massachusetts.

2.      The Fee Tables (Vision prospectus page 10, Vision NY prospectus page 9)

Comment:

In the paragraph at the end of this section regarding condensed financial information, please restore the deleted text describing when the Contracts were available.

Response:

We revised the paragraph to read as follows:

See Appendix B for condensed financial information regarding the Accumulation Unit values (AUVs) for the highest and lowest charges for Contracts that were offered as of December 31, 2009. See the appendix to the Statement of Additional Information for condensed financial information regarding the AUVs for other charges for Contracts that were offered as of December 31, 2009.

3.      Section 3, The Annuity Phase (Vision prospectus page 16, Vision NY prospectus page 15)

Comments:

(a).	Please indicate in the first paragraph of this section that the Contract can be surrendered prior to a Full Annuitization.

(b).	Please add disclosure to the “Income Date” section indicating that you will provide notice 60 days before the maximum permitted Income Date upon which you require a Full Annuitization.

AZL-Vis- (5.10)-2

Responses:

(a).	We added the following sentence to the first paragraph of this section.

Prior to a Full Annuitization, you can surrender your Contract and receive your total Contract Value less any applicable withdrawal charge.

(b).	We revised the first note in the “Income Date” section to read as follows.

NOTE: We require you to take a Full Annuitization on the maximum permitted Income Date if, at that time, your Contract Value is greater than zero. We will notify you in writing 60 days before the maximum permitted Income Date and allow you to take alternative action. Upon Full Annuitization we will base your Annuity Payments on your Contract Value. If you have not selected an Annuity Option we will make payments under the default option described in the “Annuity Payments” discussion of this section. Upon Full Annuitization you will no longer have a Contract Value, or any benefits or benefit increases based on Contract Value. In addition, the death benefit will terminate and any periodic withdrawal or payments other than Annuity Payments will stop.

4.      Section 4, Investment Options (Vision and Vision NY prospectus page 29)

Comment:

In the paragraph immediately after the Investment Option table in which you discuss the maturation of the Franklin Zero Coupon Fund 2010, please revise this disclosure to indicate you will reallocate any remaining Contract Value proportionately to the other selected Investment Options.

Response:

We revised this disclosure to read as follows.

THE FRANKLIN ZERO COUPON FUND 2010 WILL MATURE ON DECEMBER 17, 2010. If you have any Contract Value allocated to this Investment Option, you will need to reallocate it to another available Investment Option prior to the maturity date. If no selection has been made by you prior to the maturity date, the Contract Value held in the subaccount underlying your Contract will be automatically transferred to your other selected subaccounts proportionately based on the percentage of total Contract Value in those subaccounts. You will be notified in writing at least 30 days prior to the maturity.

5.      Section 6, Expenses – Rider Charges (Vision and Vision NY prospectus page 37)

Comment:

At the end of the paragraph immediately above the rider charge table there is a cross reference to the appendix that contains information on the current charges for the (08.09) benefit. Please spell out the name of the benefit or delete this reference.

Response:

We deleted this reference.

6.	Section 11, Selection of Optional Benefits – Benefit Selection (Vision prospectus page 60)

Comments:

(a).
If the original Quarterly Value Death Benefit will no longer be available for selection in any state on or after the effective date of this prospectus, please remove the discussion of this benefit from the second paragraph.

(b).
The discussion of the other optional benefits that are available with the Quarterly Value Death Benefit in the last sentence of the second paragraph is confusing. Please separate this into two sentences, or delete the second half of the sentence.

AZL-Vis- (5.10)-3

Responses:

(a).	We removed the discussion of the original Quarterly Value Death Benefit from the second paragraph.

(b).	We deleted the second half of the sentence.

7.	Section 11.b, The Income Protector (Vision prospectus page 77, Vision NY prospectus page 74)

Comment:

In the body of this prospectus, please change every use of the name of this benefit to Income Protector (05.10) or remove (05.10) from the name.

Response:

We removed (05.10) from the names of both Income Protector and Investment Protector throughout the body of the prospectus.

8.	Section 11.c, Other Optional Benefits – Quarterly Value Death Benefit (Vision prospectus pages 91 - 92)

Comments:

(a).
If the original Quarterly Value Death Benefit will no longer be available for selection on or after the effective date of this prospectus, please move the discussion of this benefit from this section to an appendix. However, if both versions of this benefit will be available, then please revise the information in the Fee Tables and elsewhere to discuss both versions.

(b).
The last paragraph under “Calculating the Quarterly Anniversary Value Under the Quarterly Value Death Benefit” discusses reserving the right to change the calculation of the Quarterly Anniversary Value for new Contracts that you issue in the future. This language should be removed.

Responses:

(a).	We moved all references to the original Quarterly Value Death Benefit to Appendix G.

(b).	We removed the last paragraph under “Calculating the Quarterly Anniversary Value Under the Quarterly Value Death Benefit.”

9.	Appendix E – The Target Date Benefits – Investment Option Allocation and Transfer Restrictions and Quarterly Rebalancing (Vision prospectus page 113, Vision NY prospectus page 102)

Comment:

Please replace the cross reference to Table 1 that appears in section 11.a, Investment Protector – Investment Option Allocation and Transfer Restrictions and Quarterly Rebalancing and lists the Investment Options available under the Investment Protector with the actual table.

Response:

We replaced the table in Appendix E as requested.

AZL-Vis- (5.10)-4

10.	Appendix F – The Lifetime Benefits – Investment Option Allocation and Transfer Restrictions and Quarterly Rebalancing (Vision prospectus page 148, Vision NY prospectus page 128)

Comment:

Please replace the cross reference to section 11.b, Income Protector – Investment Option Allocation and Transfer Restrictions and Quarterly Rebalancing that lists the Investment Options available under the Income Protector with the actual table.

Response:

We replaced the table in Appendix F as requested.

11.	Appendix G – The Quarterly Value Death Benefit (Vision NY prospectus page 152)

Comments:

(a).	Please state when the benefit was available.

(b).	Do not cross reference the Contract for the specific terms and conditions of the benefit.

(c).	In the first bullet point under the discussion of when the Quarterly Value Death Benefit terminates, remove the cross reference to section 3, The Annuity Phase.

Responses:

(a).	We revised the first sentence of the appendix to read as follows.

The Quarterly Value Death Benefit was available from August 31, 2007 until March 7, 2010

(b).	We removed the cross reference to the Contract.

(c).	We removed the cross reference to section 3, The Annuity Phase.

PART C

12.	Item 24.b, Exhibits under number 8

Comment:

Do not include the words “copy of” when listing the exhibit names if the exhibit is a copy of the original agreement.

Response:

We remove the words “copy of” from the exhibit names.

AZL-Vis- (5.10)-5

For the convenience of the staff in reviewing this response to comments, we are sending via email to the Office of Insurance Products of the Division of Investment Management a redline copy of the changed pages for the Vision and Vision NY prospectuses.

The Company acknowledges that changes to the Registration Statements based on staff comments do not bar the Commission from taking future action and that the staff’s review does not foreclose the Commission from taking any action with respect to the filings.

The action of the Commission or the staff, acting pursuant to delegated authority, in declaring the Allianz Life of New York filing effective, does not relieve the Registrant from its full responsibility for the adequacy and accuracy of the disclosure in the filing. The Company may not assert this action as a defense in any proceeding initiated by the Commission or any person under the Federal securities laws.

Please contact me with any questions or comments you may have concerning the enclosed. I can be reached at the address listed above or at (763) 765-2913.

Sincerely,

Allianz Life Insurance Company of North America and

Allianz Life Insurance Company of New York

By:  /s/ Stewart D. Gregg

            Stewart D. Gregg

AZL-Vis- (5.10)-6